Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 26, 2022
Summary of Status of Stock Options
A summary of the status of Birks’ stock options at March 26, 2022 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	135,000	3.5	$0.78	135,000	$0.78
$1.43	122,000	4.6	1.43	122,000	1.43
	257,000	4.0	$1.09	257,000	$1.09

Summary of Birks' Restricted Stock Units And Deferred Share Units
A summary of the status of the Company’s cash-settled
RSUs
and cash settled
DSUs
at March 26, 2022 is presented below:
The fair value of cash settled DSUs is measured based on the Company’s share price at each period end. As at March 26, 2022, the liability for all cash settled DSU’s was nil (March 27, 2021
—
$3.1 million). The closing stock price used to determine the liability for fiscal 2021 was $3.62. Total compensation cost (gain) for DSUs recognized in expense was $1.5 million, $3.0 million and nil in fiscal 2022, 2021, and 2020.

DSU
Outstanding March 30, 2019	257,005
Grants of new units	244,844
Settled in cash	(36,715)
Outstanding March 28, 2020	465,134
Grants of new units	223,878
Outstanding March 27, 2021	689,012
Grants of new units	61,470
Converted to equity-settled awards	(750,482)
Outstanding March 26, 2022	—
The fair value of cash settled RSUs is measured based on the Company’s share price at each period end. As at March 26, 2022, the liability for all vested cash settled RSUs was $0.2 million (March 27, 2021
—
$0.3 million). The closing stock price used to determine the liability was $5.12 for fiscal 2022 and $3.62 for fiscal 2021. Total compensation cost for cash-settled RSU’s recognized in expense was $0.8 million, $0.3 million, and nil in fiscal 2022, 2021, and 2020. Total compensation cost for equity-settled RSU’s recognized in expense was $0.2 million, nil, and nil in fiscal 2022, 2021, and 2020. The weighted average remaining contractual life of the unvested cash-settled RSU’s is 1.2 years.

RSU
Outstanding March 30, 2019	102,000
Settled in cash	(102,000)
Outstanding March 28, 2020	0
Grants of new units	375,000
Outstanding March 27, 2021	375,000
Converted to equity-settled awards	(325,000)
Outstanding March 26, 2022	50,000
A summary of the status of the Company’s equity-settled deferred share units at March 26, 2022 is presented below:

DSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	750,482
Outstanding March 26, 2022	750,482
A summary of the status of the Company’s equity-settled restricted share units at March 26, 2022 is presented below:

RSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	325,000
Outstanding March 26, 2022	325,000

Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 30, 2019	741,060	$1.13
Equity cash-out payment(a)	(10,000)	1.00
Forfeited	(26,242)	1.11

Outstanding March 28, 2020	704,818	1.14
Exercised	(226,853)	0.78
Forfeited	(82,818)	1.43

Outstanding March 27, 2021	395,147	1.13
Exercised	(138,147)	0.94
Forfeited	—	—

Outstanding March 26, 2022	257,000	$1.09

(a)
In connection with its restructuring initiative, the Company offered an equity cash-out
payment of $20,000 (USD$16,000) to a former senior executive for 35,000 options under the Long-term incentive plan, 14,000 options under the Omnibus LTIP and 2,400 options under the Birks ESOP.